VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Preferred Stocks—0.9%
Brazil—0.3%
Petroleo Brasileiro S.A. - Petrobras, 8.610%	6,500	$48
South Korea—0.6%
Samsung Electronics Co., Ltd., 0.900%	811	111
Total Preferred Stocks (Identified Cost $79)		159

Common Stocks—96.6%
Brazil—3.9%
Banco BTG Pactual S.A.	5,500	58
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	29,100	167
Cia Paranaense de Energia - Copel	58,900	172
Embraer S.A.	6,900	110
Petroleo Brasileiro S.A. - Petrobras	6,900	56
PRIO S.A.(1)	9,020	91
		654

Cayman Islands—1.9%
GDS Holdings Ltd. Class A(1)	43,200	156
Innovent Biologics, Inc.(1)	10,000	101
NU Holdings Ltd. Class A(1)	5,064	68
		325

China—26.4%
Advanced Micro-Fabrication Equipment, Inc. China Class A	4,547	314
Alibaba Group Holding Ltd.	44,323	525
Aluminum Corp. of China Ltd. Class H	68,000	65
CITIC Securities Co., Ltd. Class A	41,800	177
Contemporary Amperex Technology Co., Ltd. Class H	1,700	152
East Money Information Co., Ltd. Class A	18,500	55
Foxconn Industrial Internet Co., Ltd. Class A	49,400	525
Guangzhou Tinci Materials Technology Co., Ltd. Class A	19,800	150
Hangzhou Shunwang Technology Co., Ltd. Class A	16,400	44
Hangzhou Silan Microelectronics Co., Ltd. Class A	24,100	194
Han’s Laser Technology Industry Group Co., Ltd. Class A	8,300	184
Huaqin Co., Ltd. Class A	10,360	113
JD.com, Inc. Class A	37,127	470
Keda Industrial Group Co., Ltd. Class A	66,800	136
MMG Ltd. (Hong Kong)(1)	136,000	120
Montage Technology Co., Ltd. Class A	3,983	182
Qinghai Salt Lake Industry Co., Ltd. Class A(1)	22,400	100
Shannon Semiconductor Technology Co., Ltd. Class A	5,900	261
Shenzhen Longsys Electronics Co., Ltd. Class A	2,900	301
Tencent Holdings Ltd.	2,980	163
Zhejiang Hailiang Co., Ltd. Class A	50,800	171
Zijin Mining Group Co., Ltd. Class A	18,100	67
		4,469

India—7.7%
AU Small Finance Bank Ltd.	7,048	77
Bharat Heavy Electricals Ltd.	39,812	174
Bharti Airtel Ltd.	8,156	160
Eternal Ltd.(1)	66,731	186
GE Vernova T&D India Ltd.	3,461	181
	Shares	Value

India—continued
Navin Fluorine International Ltd.	1,367	$111
Polycab India Ltd.	881	93
Siemens Energy India Ltd.	5,263	205
Steel Authority of India Ltd.	67,749	124
		1,311

Japan—2.0%
Japan Post Bank Co., Ltd.	9,500	179
Sumitomo Metal Mining Co., Ltd.	3,500	161
		340

Jersey—0.3%
Caledonia Mining Corp. plc	3,056	58
Netherlands—1.2%
ASML Holding N.V.	105	206
Russia—0.0%
Polyus PJSC GDR(1)(2)(3)	4,887	— (4)
Saudi Arabia—0.9%
Al Rajhi Bank	8,791	154
South Africa—1.0%
Gold Fields Ltd.	2,261	76
Impala Platinum Holdings Ltd.	8,278	87
		163

South Korea—19.5%
Ecopro Co., Ltd.	1,525	105
HD Hyundai Heavy Industries Co., Ltd.	383	147
LG Display Co. Ltd.(1)	12,649	94
Samsung Electronics Co., Ltd.	6,514	1,404
SK hynix, Inc.	781	1,336
S-Oil Corp.	3,306	227
		3,313

Taiwan—27.9%
Accton Technology Corp.	2,000	157
Acter Group Corp., Ltd.	5,000	202
Asia Vital Components Co., Ltd.	1,000	79
AURAS Technology Co., Ltd.	3,000	95
Delta Electronics, Inc.	3,000	184
E.Sun Financial Holding Co., Ltd.	92,000	99
Hon Hai Precision Industry Co., Ltd.	20,000	158
Mitac Holdings Corp.	44,000	121
Nan Ya Plastics Corp.	45,000	235
Taiwan Semiconductor Manufacturing Co., Ltd.	35,121	2,657
TS Financial Holding Co., Ltd.	170,000	177
United Integrated Services Co., Ltd.	3,000	124
Wistron Corp.	21,000	104
Wiwynn Corp.	1,000	146
Yuanta Financial Holding Co., Ltd.	90,000	186
		4,724

Turkey—0.8%
Turkiye Petrol Rafinerileri AS	27,038	132
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

United Arab Emirates—1.9%
Abu Dhabi Commercial Bank PJSC	23,730	$93
Emaar Development PJSC	43,516	164
Emirates NBD Bank PJSC	7,199	58
		315

United Kingdom—0.5%
Anglogold Ashanti plc	1,013	82
United States—0.7%
Cathay General Bancorp	1,870	116
Total Common Stocks (Identified Cost $11,327)		16,362

Total Long-Term Investments—97.5% (Identified Cost $11,406)		16,521

TOTAL INVESTMENTS—97.5% (Identified Cost $11,406)		$16,521
Other assets and liabilities, net—2.5%		424
NET ASSETS—100.0%		$16,945

Abbreviations:
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).

Country Weightings†
Taiwan	29%
China	27
South Korea	21
India	8
Brazil	4
Japan	2
Cayman Islands	2
Other	7
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stocks	$159	$159	$—
Common Stocks	16,362	16,362	— (1)
Total Investments	$16,521	$16,521	$— (1)

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using significant observable inputs (Level 2) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
The Fund’s investment that was categorized as Level 3 was valued utilizing an internal fair value model. Such valuations are based on unobservable inputs. A significant change in inputs could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Schedule of Investments

VIRTUS NFJ Emerging Markets Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.